PREPAYMENTS AND OTHER CURRENT ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepayments And Other Current Assets Net
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

NOTE 3 – PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Prepayments (including $2,749,621 and $2,255,288 to related parties as of September 30, 2023 and December 31, 2022, respectively)	$3,657,518	$3,001,866
Other current assets	6,919	4,631
Total prepayments and other current assets	3,664,437	3,006,497
Less: Allowance for doubtful accounts (including $1,782,945 and $1,152,427 to related parties as of September 30, 2023 and December 31, 2022, respectively)	(2,296,889)	(1,247,580)
Prepayments and other current assets, net	$1,367,548	$1,758,917

Balance of prepayments represented the advanced payments to suppliers including related party suppliers.

Allowance for doubtful accounts movement is as follows:

	September 30, 2023	December 31, 2022
Beginning balance	$1,247,580	$-
Additions to allowance	1,152,172	1,284,005
Foreign currency translation adjustment	(102,863)	(36,425)
Ending balance	$2,296,889	$1,247,580

NOTE 3 – PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consisted of the following as of December 31, 2022 and 2021:

	2022	2021
Prepayments (including $2,255,288 and $1,813,904 to related parties as of December 31, 2022 and 2021, respectively)	$3,001,866	$2,169,095
Other current assets	4,631	7,618
Total prepayments and other current assets	3,006,497	2,176,713
Less: Allowance for doubtful accounts (including $1,152,427 and $nil to related parties as of December 31, 2022 and 2021, respectively)	(1,247,580)	-
Prepayments and other current assets, net	$1,758,917	$2,176,713

Balance of prepayments represented the advanced payments to suppliers including related party suppliers.

Allowance for doubtful accounts movement is as follows:

	2022	2021
Beginning balance	$-	$-
Additions to allowance	1,284,005	-
Foreign currency translation adjustment	(36,425)	-
Ending balance	$1,247,580	$-